Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

May 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333 - 138490
1940 Act Registration No. 811 - 21977

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and the Statement of Additional Information for the PowerShares Contrarian Opportunities Portfolio, a series of the Trust, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 487 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 487 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on May 22, 2015.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 630-868-7179.

Sincerely,

/s/ Anna Paglia

Anna Paglia

Head of Legal

PowerShares